STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Other income:
Diluted weighted average shares outstanding, ordinary shares subject to possible redemption						11,065,753
CIK 0001853314 Gesher I Acquisition Corp
Formation and operating costs	$ 2,242,839	$ 240	$ 7,067	$ 14,946	$ 3,166,891	$ 3,713,311
Loss from operations	(2,242,839)	(240)	(7,067)	(14,946)	(3,166,891)	(3,713,311)
Other income:
Change in fair value of over-allotment units					44,550	44,550
Interest income earned on Trust Account	147,531				160,252	673,042
Total other income	147,531				204,802	717,592
Net loss	$ (2,095,308)	$ (240)	$ (7,067)	$ (14,946)	$ (2,962,089)	$ (2,995,719)
Basic weighted average shares outstanding, ordinary shares subject to possible redemption	11,500,000				10,919,414	11,065,753
Diluted weighted average shares outstanding, ordinary shares subject to possible redemption	11,500,000	0	0		10,919,414
Basic net loss per ordinary share subject to possible redemption	$ (0.14)				$ (0.21)	$ (0.21)
Diluted net loss per ordinary share subject to possible redemption	$ (0.14)	$ 0.00	$ 0.00		$ (0.21)	$ (0.21)
Basic weighted average shares outstanding, nonredeemable ordinary shares				2,700,000		3,055,479
Diluted weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,700,000	2,700,000	2,700,000	3,048,901	3,055,479
Basic net loss per nonredeemable ordinary share				$ (0.01)		$ (0.21)
Diluted net loss per nonredeemable ordinary share				$ (0.01)		$ (0.21)